       As filed with the Securities and Exchange Commission on December 28, 2001

                                                            Registration No.
                                                                            ----
                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 |_| Pre-Effective Amendment No.               |_| Post-Effective Amendment No.

                      AEGON/Transamerica Series Fund, Inc.
               (Exact name of Registrant as specified in Charter)

                         Area Code and Telephone Number:
                                 (800) 851-9777

                              570 Carillon Parkway
                       St. Petersburg, Florida 33716-1202
               (Address of Principal Executive Offices) (Zip Code)

                              John K. Carter, Esq.
                      AEGON/Transamerica Series Fund, Inc.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and address of agent for service)

                      ------------------------------------

                                    Copy To:

                           Catherine S. Wooledge, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                       ----------------------------------

Title of Securities Being Registered:  Investment company shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.

                       ----------------------------------

                      AEGON/TRANSAMERICA SERIES FUND, INC.

                                    Form N-14

                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

ITEM NO.                                                 HEADING

Part A

1.   Beginning of Registration Statement
     And Outside Front Cover Page of Prospectus.......   Cover Page

2.   Beginning and Outside Back Cover Page of
     Prospectus.......................................   Cover Page

3.   Fee Table, Synopsis Information and Risk Factors.   Summary

4.   Information About the Transaction................   Letter to Shareholders;
                                                         Summary; Reasons for
                                                         the Exchange;
                                                         Information About the
                                                         Exchange

5.   Information About the Registrant.................   Letter to Shareholders;
                                                         Summary; Reasons For
                                                         the Exchange;
                                                         Information About the
                                                         Exchange; Additional
                                                         Information About the
                                                         Portfolios and the
                                                         Acquiring Portfolios

6.   Information About the Company Being Acquired        Letter to Shareholders;
                                                         Reasons for the
                                                         Exchange; Information
                                                         About the Exchange;
                                                         Additional Information
                                                         About the Portfolios
                                                         and The Acquiring
                                                         Portfolios

7.   Voting Information                                  Letter to Shareholders;
                                                         Cover Page; Voting
                                                         Instructions

8.   Interest of Certain Persons and Experts             Not Applicable

9.   Additional Information Required for                 Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters

PART B                                       STATEMENT OF ADDITIONAL INFORMATION
                                                         CAPTION

10.  Cover Page                                          Cover Page

11.  Table of Contents                                   Not Applicable

12.  Additional Information about the                    Statement of Additional
     Registrant                                          Information of AEGON/
                                                         Transamerica (1)

13.  Additional Information About the                    Not Applicable
     Company being Acquired



14.  Financial Statements                                AEGON/Transamerica
                                                         Financial Reports and
                                                         MDFP (2)
(1) Incorporated by reference to the Registration Statement of the Registrant on Form N-1A (File No. 333-73354).
(2) AEGON/Transamerica Annual Report and Semi-Annual Report incorporated by reference.


PART C

15.      Indemnification

16.      Exhibits

17.      Undertakings

                         [Insurance Company Letterhead]

                                  on behalf of

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                             Money Market Portfolio
                                Growth Portfolio

                             Small Company Portfolio

                             1150 South Olive Street
                          Los Angeles, California 90015



Dear Policyowner:

         As an Owner of a variable life insurance policy or variable annuity contract (either of which is referred to as a "Policy") offering as an investment option the Money Market Portfolio, Growth Portfolio, and/or Small Company Portfolio (each, a "Portfolio", together, the "Portfolios") of Transamerica Variable Insurance Fund, Inc. ("TVIF"), you have the right to give voting instructions on certain shares of the Portfolio(s) that are attributable to your Policy if your voting instructions are properly submitted and returned by 5:00 p.m. April 15, 2002, in time to be voted at the special meeting of shareholders of the Portfolios (the "Meeting") to be held on April 17, 2002 at 9:00 a.m. Pacific Time.

         The TVIF Board of Directors (the "Board") has determined that it would be in the best interest of the Money Market Portfolio, Growth Portfolio, and Small Company Portfolio and their shareholders if: (1) the Money Market Portfolio were to exchange its assets (subject to liabilities) for shares of the Money Market Portfolio (formerly, the J.P. Morgan Money Market Portfolio) (the "ATSF Money Market Portfolio") of AEGON/Transamerica Series Fund, Inc. ("ATSF");
(2) the Growth Portfolio were to exchange its assets (subject to certain stated liabilities) for shares of a new growth portfolio of ATSF (the "ATSF Growth Portfolio"); and (3) the Small Company Portfolio were to exchange its assets (subject to liabilities) for shares of a new small company portfolio of ATSF (the "ATSF Small Company Portfolio", and, together with the ATSF Money Market Portfolio and ATSF Growth Portfolio, the "Acquiring Portfolios"). The Money Market Portfolio and the ATSF Money Market Portfolio have a substantially similar investment objective and similar management policies; the substantive differences between the Money Market Portfolio and the ATSF Money Market Portfolio are set forth in the Prospectus/Proxy Statement. The investment objectives, policies, restrictions and risks for the ATSF Growth and ATSF Small Company Portfolios will be identical in all material respects to those of the respective Growth and Small Company Portfolios.

         Following such exchange, the Acquiring Portfolios will retain the services of AEGON/Transamerica Fund Advisers, Inc. as investment adviser and will also retain the services of Transamerica Investment Management, LLC as sub-adviser. It is expected that the exchange involving the Acquiring Portfolios will result in certain economic efficiencies, which in turn is expected to provide expense reductions for the shareholders.

         The proposal provides that each Portfolio will exchange all of its assets, subject to certain stated liabilities, for shares of the corresponding Acquiring Portfolio (the "Exchange"). Promptly thereafter, each Portfolio will distribute pro rata the corresponding Acquiring Portfolio shares received in the Exchange to its shareholders in complete liquidation of the Portfolio. Thus, each Portfolio shareholder will receive for its Portfolio shares a number of Acquiring Portfolio shares equal to the aggregate NET ASSET VALUE of the Shareholder's Portfolio shares as of the date of the Exchange.

         Here are some facts about the Exchange that will be useful to you as you vote:

     o You will not recognize any gain or loss to become a Policyowner with assets invested in an Acquiring Portfolio.

     o In the opinion of counsel, the Exchange will be free from Federal income taxes to you, the Portfolios, and the Acquiring Portfolios.

     o As a Policyowner of an Acquiring Portfolio, you will have the ability to exchange your shares of other open-end portfolios in the ATSF family of portfolios.

     Further information about the transaction is contained in the enclosed materials, which you should review carefully.

     Please take the time to consider the enclosed materials and then vote by completing, dating and signing the enclosed voting instruction card. A self-addressed, postage-paid envelope has been enclosed for your convenience. You may also instead vote by telephone, via the Internet or by fax by following the enclosed directions.

     The TVIF Board has recommended that the Portfolios' shareholders vote "FOR" the proposed transaction.

     If you have any questions after considering the enclosed materials, please call 1-800-851-9777.



February 15,  2002

  AEGON/TRANSAMERICA SERIES FUND     TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                                               Money Market Portfolio
      Money Market Portfolio                      Growth Portfolio
         Growth Portfolio                     Small Company Portfolio
     Small Company Portfolio

                                              1150 South Olive Street
       570 Carillon Parkway              Los Angeles, California 90015-2211
St. Petersburg, Florida 33716-1202                 1-213-742-2111
          1-800-851-9777

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

To the shareholders of the Money Market Portfolio, Growth Portfolio, and Small Company Portfolio of Transamerica Variable Insurance Fund, Inc. ("TVIF"):

Notice is hereby given that a special meeting of the shareholders of the Money Market Portfolio, Growth Portfolio, and Small Company Portfolio (each, a "Portfolio"; together, the "Portfolios") will be held at 1150 South Olive Street, Los Angeles, California 90015, on the 17th day of April, 2002, at 9:00 a.m., Pacific Time, or any adjournment(s) thereof, for the following purposes:

     1. To consider an Agreement and Plan of Reorganization providing for the transfer of all of the assets, subject to certain stated liabilities, of: (1) the Money Market Portfolio to the Money Market Portfolio (formerly, the J.P. Morgan Money Market Portfolio) of AEGON/Transamerica Series Fund, Inc. ("ATSF"); (2) the Growth Portfolio to the ATSF Growth Portfolio; and (3) the Small Company Portfolio to the ATSF Small Company Portfolio (together with the J.P. Morgan Money Market Portfolio and ATSF Growth Portfolio, the "Acquiring Portfolios"). This transfer will be made in exchange for Acquiring Portfolio shares and the assumption by each Acquiring Portfolio of the applicable Portfolio's liabilities (the "Exchange"). The shares of each Acquiring Portfolio received in the Exchange will be distributed by the applicable Portfolio to its shareholders in liquidation of that Portfolio, after which that Portfolio will be dissolved;

as set forth in the Prospectus/Proxy Statement accompanying this notice, and to transact such other business as may properly come before the Special Meeting and any adjournments. The Board of Directors of TVIF (the "Board") is not aware of any other business to come before the Special Meeting.

The Board has fixed the close of business on January 18, 2002 as the record date (the "Record Date") for the determination of shareholders of the Portfolios that are entitled to notice of, and to vote at, the Special Meeting and any related follow-up meetings. Even if you plan to attend the Special Meeting, please complete the enclosed voting instruction form. If your voting instructions are properly submitted and returned by 5:00 p.m. April 15, 2002 in time to be voted at the Special Meeting, the Fund shares represented by the voting instruction form will be voted in accordance with the instructions provided.


                                        By Order of the Board of Directors,

                                    TRANSAMERICA VARIABLE INSURANCE  FUND, INC.
                                    Los Angeles, California



January 31,  2002

                   YOUR VOTING INSTRUCTIONS ARE VERY IMPORTANT
             NO MATTER HOW MANY SHARES YOU PROVIDE INSTRUCTIONS UPON

Policyowners may vote by mail, telephone, via the Internet or by facsimile.

If you give your instructions via the Internet, by telephone or via facsimile, please do not also mail your voting instruction form.

Transamerica Variable Insurance Fund, Inc. ("TVIF") will furnish, without charge, a copy of its most recent annual and semi-annual reports, which contain TVIF's audited financial statements and unaudited financial statements, respectively, upon request. Any such request should be directed to TVIF by calling (800) 258-4260 or by writing to TVIF at 1150 South Olive Street, Los Angeles, California 90015-2211.

In order to avoid the additional expense and delay of further solicitation, we ask that you provide your voting instructions promptly.

                          ACQUISITION OF THE ASSETS OF
      MONEY MARKET PORTFOLIO, GROWTH PORTFOLIO AND SMALL COMPANY
                                  PORTFOLIO OF
                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                        BY AND IN EXCHANGE FOR SHARES OF
         J.P. MORGAN MONEY MARKET PORTFOLIO, GROWTH PORTFOLIO AND SMALL
                               COMPANY PORTFOLIO
                                       OF
                      AEGON/TRANSAMERICA SERIES FUND, INC.

                           PROSPECTUS/PROXY STATEMENT
                                January 31, 2002
                         SPECIAL MEETING OF SHAREHOLDERS
                                   TO BE HELD
                                 APRIL 17, 2002

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of Transamerica Variable Insurance Fund, Inc. ("TVIF") on behalf of the Money Market, Growth Portfolio, and Small Company Portfolios (each, a "Portfolio", together, the "Portfolios") to be used at the Special Meeting of Shareholders (the "Meeting") of the Portfolios to be held April 17, 2002, at 9:00 a.m., Pacific Time, at the TVIF offices, 1150 South Olive Street, Los Angeles, California 90015, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on January 18, 2002 are entitled to receive notice of the Meeting and to vote at the Meeting.

It is proposed that the Portfolios transfer all of their assets, subject to certain stated liabilities, as follows: (1) the assets of the Money Market Portfolio to the Money Market Portfolio (formerly, the J.P. Morgan Money Market Portfolio) (which will be renamed the Money Market Portfolio; hereafter the "ATSF Money Market Portfolio") of AEGON/Transamerica Series Fund, Inc. ("ATSF");
(2) the assets of the Growth Portfolio to a new growth portfolio of ATSF (the "ATSF Growth Portfolio"); and (3) the assets of the Small Company Portfolio to a new small company portfolio of ATSF (the "ATSF Small Company Portfolio", and, together with the ATSF Money Market Portfolio and ATSF Growth Portfolio, the "Acquiring Portfolios"). This transfer (the "Exchange") is more fully described in this Prospectus/Proxy Statement.

The Portfolios are investment portfolios of TVIF, a series mutual fund consisting of several investment portfolios. The ATSF Money Market Portfolio is an investment portfolio of ATSF, also a series mutual fund consisting of several investment portfolios. The ATSF Growth Portfolio and ATSF Small Company Portfolio will also be investment portfolios of ATSF, commencing operations on April [30], 2002. Upon consummation of the Exchange, the Acquiring Portfolio shares received by each Portfolio will be distributed to that Portfolio's shareholders, with each shareholder receiving a pro rata distribution of Acquiring Portfolio shares (or fractions thereof) for Portfolio shares held prior to the Exchange. Thus, it is contemplated that each shareholder will receive for its Portfolio shares, a number of Acquiring Portfolio shares (or fractions thereof) equal in value to the aggregate NET ASSET VALUE of the shareholder's Portfolio shares as of the date of the Exchange.

Shares of the Portfolios and the Acquiring Portfolios are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "Policyowner" or collectively, Policyowners") of variable annuity contracts and variable life insurance policies (collectively, the "Contracts"). As such, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of New York, Transamerica Occidental Life Insurance Company, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefits Life Insurance Company (collectively, "Transamerica") are the only shareholders of the investment portfolios offered by TVIF.

Transamerica currently is the legal owner and holder of 100% of the shares of the Portfolios. Transamerica has agreed to solicit voting instructions from the Policyowners, upon which instructions received by 5:00 p.m. Eastern Time on April 15, 2002 Transamerica will vote the shares of the Portfolios at the Special Meeting on April 17, 2002 and any adjournments thereof. The shares of the Portfolios represented by voting instruction form will be voted in accordance with the instructions provided.

Accordingly, Policyowners are being furnished with this Prospectus/Proxy Statement in connection with the solicitation of voting instructions from Policyowners regarding the proposal to Portfolio shareholders to approve or disapprove the Agreement and Plan of Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth information about the Acquiring Portfolios that Portfolio shareholders should know before voting on the proposal.

A Statement of Additional Information ("SAI"), dated January 31, 2002, relating to this Prospectus/Proxy Statement dated January 31, 2002, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference in its entirety. The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Portfolios and the Portfolios. A copy of the SAI is available without charge by calling 1-800-258-4260, or writing to TVIF at 1150 South Olive Street, Los Angeles, California 90015-2211.

--------------------------------------------------------------------------------
Shares are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Portfolio investment involves certain investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------
As with all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


The Acquiring Portfolios are a series of ATSF, an open-end, diversified management investment company advised by AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers"). The Acquiring Portfolios will retain Transamerica Investment Management, LLC ("TIMCO") as sub-adviser following the Exchange. The Portfolios are a series of TVIF, an open-end, diversified management investment company advised by TIMCO. The Money Market Portfolio and the ATSF Money Market Portfolio have a substantially similar investment objective and similar management policies; the substantive differences between the Money Market Portfolio and the ATSF Money Market Portfolio are set forth in this Prospectus/Proxy Statement. The investment objectives, policies, restrictions and risks for the ATSF Growth and ATSF Small Company Portfolios will be virtually identical to those of the respective Growth and Small Company Portfolios.

The ATSF Money Market Portfolio's Prospectus accompanies this Prospectus/Proxy Statement. The ATSF Annual and Semi-Annual Reports (which do not include the ATSF Growth Portfolio and ATSF Small Company Portfolio, because they were not operational during the periods covered by these reports) for the periods ended December 31, 2000 and June 30, 2001, respectively, are incorporated by reference. For a free copy of the ATSF Annual Report and Semi-Annual Report, write to ATSF at P.O. Box 9068, Clearwater, Florida 33758-9068, or call 1-800-851-9777.

POLICYOWNERS' RIGHT TO INSTRUCT SHAREHOLDERS

Transamerica is the legal owner of all of the shares of the Portfolios, and, as such, has the right to vote upon certain matters that are required by the Investment Company Act of 1940, as amended (the "1940 Act"), to be approved or ratified by the shareholders and to vote upon any other matter that may be voted upon at a shareholders' meeting.

Transamerica will vote the shares of each of the Portfolios for the Policyowners. Transamerica has agreed to solicit voting instructions from the Policyowners, upon which instructions Transamerica will vote the shares of each of the Portfolios at the Special Meeting on April 17, 2002, and any adjournments thereof. TVIF will mail a copy of this Prospectus/Proxy Statement to each Policyowner of record as of January 18, 2002. The number of shares in each Portfolio for which a Policyowner may give instructions is determined as follows: the number of shares of a Portfolio (and corresponding votes) allotted to a Contract will be calculated by dividing the amount of the Policy's cash value (or the Contract Value, in the case of a variable annuity or group annuity contract) attributable to that Portfolio by $100. Fractional shares will be counted.

Based upon the cash value attributable to each Portfolio as of January 18, 2002, Policyowners are entitled to an aggregate of votes with respect to each Portfolio as follows:

                             Outstanding Shares                    Aggregate Votes Based
                    Owned By the [insert relevant account]       On Cash or Contract Value
                    -------------------------------------        -------------------------


Money Market Portfolio

Growth Portfolio

Small Company Portfolio


As of December 21, 2001, Transamerica owned all of the Shares of the Portfolios, and none of the officers or Directors of TVIF beneficially owned any of the outstanding shares of the Portfolios.

Proxy materials will be mailed to Policyowners of record on or about January 31, 2002.

                                TABLE OF CONTENTS

Summary ....................................................................
Reasons for the Exchange ...................................................
Information about the Exchange .............................................
Additional Information about the Portfolios and the Acquiring Portfolios ...
Voting Instructions ........................................................
Financial Statements and Experts ...........................................
Other Matters ..............................................................
Notice to Broker/Dealers and Voting Trustees and Their Nominees ............

               APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION
             PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE
                     PORTFOLIOS TO THE ACQUIRING PORTFOLIOS

                                     SUMMARY

This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the ATSF Money Market Portfolios' Prospectus dated May 1, 2001, and the Portfolios' Prospectuses dated May 1, 2001, the Annual and Semi-Annual Reports, and the form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

PROPOSED TRANSACTION. The TVIF Board, including Board members who are not "interested persons" (as defined in the 1940 Act), approved an Agreement and Plan of Reorganization (the "Plan") at a meeting held on December 6, 2001. The Plan provides that, subject to the requisite approval of the Portfolios' shareholders, on the date of the Exchange the Portfolios will assign, transfer and convey to the relevant Acquiring Portfolios all of the assets (subject to certain stated liabilities) of the Portfolios, including all securities and cash, in exchange for shares of the applicable Acquiring Portfolio having an aggregate net asset value equal to the value of that Portfolio's net assets. Each Portfolio will distribute all Acquiring Portfolio shares received by it among its shareholders so that each shareholder will receive a pro rata net asset value equal to the aggregate net asset value of the shareholder's Portfolio shares as of the date of the Exchange. Thereafter, each Portfolio will be dissolved.

As a result of the Exchange, each Portfolio shareholder will cease to be a shareholder of the Portfolio(s) it is invested in and will become a shareholder of the applicable Acquiring Portfolio as of the close of business on the date of the Exchange.

The TVIF Board has concluded that the Exchange would be in the best interests of the Portfolios and their shareholders and that the interests of existing shareholders of the Portfolios should not be diluted as a result of the transactions contemplated by the Exchange. See "Reasons for the Exchange."

COMPARISON OF THE PORTFOLIOS AND THE ACQUIRING PORTFOLIOS. The following discussion is primarily a summary of certain parts of the Portfolios' Prospectuses, and the ATSF Money Market Portfolio's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

The investment objectives, policies, restrictions and risks for the ATSF Growth and ATSF Small Company Portfolios will be identical in all material respects to those of the respective Growth and Small Company Portfolios. Accordingly, shareholders of the Growth and Small Company Portfolios will not be making a new investment decision in connection with the Exchange, and prospectuses for the ATSF Growth and ATSF Small Company Portfolios are not attached as exhibits to this Prospectus/Proxy Statement.

Objectives, Strategies and Policies

Money Market Portfolio and ATSF Money Market Portfolio. Both portfolios have substantially similar investment objectives; the Money Market Portfolio seeks to maximize current income consistent with liquidity and preservation of principal, and the ATSF Money Market Portfolio seeks to maximize current income consistent with preservation of principal and maintenance of liquidity.

Money Market Portfolio. To pursue its goal, the Money Market Portfolio invests primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less. The Money Market Portfolio invests primarily in: (1) short-term corporate obligations, including commercial paper, notes and bonds; (2) obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities; (3) obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; and (4) repurchase agreements involving any of the securities mentioned above. The Money Market Portfolio also seeks to maintain a stable net asset value of $1.00 per share by investing in securities which present minimal credit risk, and maintaining the average maturity of obligations held in the portfolio at 90 days or less.

Bank obligations purchased for the Money Market Portfolio are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the portfolio are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the portfolio must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations bought for the portfolio are determined by the investment adviser to present minimal credit risks.

ATSF Money Market Portfolio. The ATSF Money Market Portfolio seeks to achieve its objective by investing in: (1) U.S. government obligations; (2) domestic and certain foreign bank obligations including time deposits, certificates of deposit, bankers' acceptances and other bank obligations; (3) asset-backed securities; and (4) repurchase and reverse repurchase agreements. The portfolio will limit its investments to securities that present minimum credit risks, as determined by guidelines adopted by the portfolio's Board of Directors. The portfolio may invest up to 25% of its total assets in securities of a single issuer if the securities will not be held for more than three business days. The portfolio's Board may approve or ratify any purchase of an unrated security or a security rated by only one nationally recognized statistical rating organization (NRSRO). The portfolio's Board must approve or ratify any purchase of any unrated security or a security rated by only one NRSRO.

Growth Portfolio and ATSF Growth Portfolio. Both portfolios will have identical investment objectives. Each seeks to maximize long-term growth.

Growth Portfolio. The Growth Portfolio invests at least 80% of its assets in a diversified portfolio of domestic equity securities, and does not limit its investments to any particular type or size of company. The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not achieving its investment objective.

The Growth Portfolio uses a "bottom up" approach to investing by focusing on identifying fundamental change in its early stages and investing in premier companies. The investment adviser believes in long term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a premier company. The portfolio buys securities of companies believed to have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features: (1) shareholder-oriented management; (2) dominance in market share; (3) cost production advantages; (4) leading brands; (5) self-financed growth; and (6) attractive reinvestment opportunities.

ATSF Growth Portfolio. The investment objective, strategies, policies and risks of the ATSF Growth Portfolio will be identical in all material respects to those of the Growth Portfolio.

Small Company Portfolio and ATSF Small Company Portfolio. Both portfolios will have identical investment objectives. Each seeks to maximize long-term growth.

Small Company Portfolio. The Small Company Portfolio generally invests at least 80% of the portfolio in a diversified portfolio of domestic equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small companies. Under normal market conditions, at least 80% of the portfolio will be invested in companies with market capitalization or annual revenues no more than $1 billion. The portfolio may also invest in debt securities. The portfolio may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the portfolio is not seeking to achieve its investment objective.

The Small Company Portfolio uses a "bottom up" approach to investing. The investment adviser studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the investment adviser's opinion. Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, the investment adviser's equity management team selects stocks issued by smaller U.S. companies which show strong potential for steady growth and high barriers to competition. The investment adviser seeks out the industry leaders of tomorrow for investment. The adviser looks for companies with bright prospects for their products, management and markets.

ATSF Small Company Portfolio. The investment objective, strategies, policies and risks of the ATSF Small Company Portfolio will be identical in all material respects to those of the Small Company Portfolio.

Main Risks

The principal risks associated with an investment in any Portfolio and its corresponding Acquiring Portfolio are similar and are explained below.

Investments in the Portfolios and Acquiring Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As a result, the value of your investment in any of the Acquiring Portfolios (except the ATSF Money Market Portfolio), as in any of the Portfolios (except the Money Market Portfolio), is expected to fluctuate, which means that you could lose money. Although each of the ATSF Money Market Portfolio and the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible that either or both Portfolios may not be able to do so, and you could lose money.

See "Explanation of Strategies and Risks" in the ATSF SAI for a more complete description of investment risks applicable to an investment in the ATSF Money Market Portfolio.

Money Market Portfolio and ATSF Money Market Portfolio

Money Market Portfolio. The principal risk of investing in this portfolio is that performance may not keep up with inflation. Also, performance can go down if a security issuer fails to repay principal or make interest payments when due. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. The interest rates on short-term obligations held in the Money Market Portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The portfolio is also subject to the risk that the issuer of a security in which the portfolio invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the portfolio. To the extent this portfolio invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

The Money Market Portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

ATSF Money Market Portfolio. The principal risks of investment in the ATSF Money Market Portfolio include risks associated with U.S. government obligations. The value of the U.S. government securities will fluctuate with changing interest rates. A decrease in interest rates generally results in an increase in the value of the securities and an increase in interest rates have the opposite effect.

Another principal risk is that associated with bank obligations. Banks are subject to extensive governmental regulations that may affect an investment. The profitability of this industry is dependent on the availability and cost of capital funds for lending under prevailing money market conditions. Economic conditions and credit losses also affect this type of investment.

Risks are also associated with asset-backed securities, including: (1) repayment sooner than stated maturity dates resulting in greater price and yield volatility than with traditional fixed-income securities; (2) prepayments resulting in lower return; (3) values may change based on creditworthiness of issuers; and (4) interest rate risks.

There is also risk in repurchase and reverse purchase agreements. A repurchase agreement involves the purchase of a security by a portfolio and a simultaneous agreement (generally from a bank or broker-dealer) to repurchase that security back from the portfolio at a specified price and date upon demand. Repurchase agreements not terminable within seven days are considered illiquid securities. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred. A portfolio invests in a reverse repurchase agreement when it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. While a reverse repurchase agreement is outstanding, a portfolio will segregate with its custodian cash and other liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

The ATSF Money Market Portfolio is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

Growth Portfolio and ATSF Growth Portfolio

As stated above, the ATSF Growth and ATSF Small Company Portfolios will be identical in all material respects to the Growth and Small Company Portfolios. The following summarizes the principal risks of each of these Portfolios.

Growth Portfolio. Since the Growth Portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions or the issuing company's poor financial condition. Financial risk comes from the possibility that current earnings of a company the portfolio invests in may fall, or that its overall financial circumstances may decline, causing the security to lose value. This portfolio's holdings are generally concentrated in fewer than 50 well-researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Growth Portfolio is intended for long-term investors who have the perspective, patience and financial ability to take on above-average stock market volatility.

ATSF Growth Portfolio. The principal risks of investing in the ATSF Growth Portfolio will be identical in all material respects to those of investing in the Growth Portfolio.

Similarly, the ATSF Growth Portfolio will be intended for long-term investors who have the perspective, patience and financial ability to take on above-average stock market volatility.

Small Company Portfolio and ATSF Small Company Portfolio

Small Company Portfolio. Because the Small Company Portfolio invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions or the issuing company's poor financial condition. This portfolio's holdings are generally concentrated in fewer than 50 well-researched companies. To the extent this portfolio concentrates its holdings, its performance may vary more than funds that hold many more securities. This portfolio invests mainly in the equity securities of small companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with smaller asset bases or revenues are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company the portfolio invests in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

The Small Company Portfolio is intended for investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the portfolio is intended as a long-term investment.

ATSF Small Company Portfolio. The principal risks of investing in the ATSF Small Company Portfolio will be identical to those of investing in the Small Company Portfolio.

Similarly, the ATSF Small Company Portfolio will be intended for investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the portfolio is intended as a long-term investment.

Fees and Expenses

The portfolio fees and expenses set forth below are for the year ended December 31, 2000 for the Portfolios and the ATSF Money Market Portfolio. The "Pro Forma After Exchange" information is estimated based on net assets and portfolio accruals as of June 30, 2001 of the Portfolios and the Acquiring Portfolios (which includes the ATSF Growth Portfolio and the ATSF Small Company Portfolio). Annual portfolio operating expenses are paid out of portfolio assets, so their effect is reflected in the portfolio's net asset value per share.

Shareholder Fees

There are no shareholder fees at the portfolio level. Fees are included in the variable contract that you have chosen.

Annual Portfolio Operating Expenses (Expenses Paid from Portfolio Assets) (percentage of average net assets):

             Money Market Portfolio and ATSF Money Market Portfolio
                     (for the year ended December 31, 2000)

MONEY MARKET PORTFOLIO:
---------------------------------- ----------------------------------------------------
Management fees                    0.35% of the portfolio's average daily net assets
---------------------------------- ----------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- ----------------------------------------------------
Other expenses                     0.81%
---------------------------------- ----------------------------------------------------
Total annual portfolio operating
expenses*                          1.16%
---------------------------------- ----------------------------------------------------

* TIMCO has agreed to waive part of its management fee or reimburse other operating expenses so that annual total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.60%. The fee waiver and expense assumptions may be terminated at any time without notice but are expected to continue through 2001. After the fee waiver or reimbursement, net operating expenses for the portfolio for the year ended December 31, 2000 were 0.60%.

ATSF MONEY MARKET PORTFOLIO:
---------------------------------- -------------------------------------------------------
Management fees                    0.40% of the portfolio's average daily net assets*
---------------------------------- -------------------------------------------------------
Distribution and service (12b-1
fees)                              NONE**
---------------------------------- -------------------------------------------------------
Other expenses                     0.06%
---------------------------------- -------------------------------------------------------
Total annual portfolio operating
expenses***                        0.46%
---------------------------------- -------------------------------------------------------

* After the Exchange occurs, the management fee will be reduced to 0.35% of the portfolio's average daily net assets.

** On January 1, 1997, the Board of ATSF authorized ATSF to charge the portfolio an annual Rule 12b-1 fee of up to 0.15% of the portfolio's average daily net assets. ATSF is currently not charging this fee.

*** ATF Advisers has agreed to pay expenses on behalf of the portfolio to the extent normal operating expenses exceed 0.70% of the portfolio's average daily net assets.

PRO FORMA AFTER EXCHANGE ATSF MONEY MARKET PORTFOLIO:
---------------------------------- ------------------------------------------------------
Management Fees                    [     ]% of the portfolio's average daily net assets
---------------------------------- ------------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- ------------------------------------------------------
Other Expenses                     [    ]%
---------------------------------- ------------------------------------------------------
Total annual Portfolio operating
expenses                           [    ]%
---------------------------------- ------------------------------------------------------

                   Growth Portfolio and ATSF Growth Portfolio
                     (for the year ended December 31, 2000)

GROWTH PORTFOLIO:
---------------------------------- -----------------------------------------------------
Management fees                    0.75% of the portfolio's average daily net assets
---------------------------------- -----------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- -----------------------------------------------------
Other expenses                     0.11%
---------------------------------- -----------------------------------------------------
Total annual portfolio operating
expenses*                          0.86%
---------------------------------- -----------------------------------------------------

* TIMCO has agreed to waive part of its management fee or reimburse other operating expenses so that annual total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.85%. The fee waiver and expense assumptions [will continue through 2002 but thereafter] may be terminated at any time without notice. After the fee waiver or reimbursement, net operating expenses for the portfolio for the year ended December 31, 2000 were 0.85%.

PRO FORMA AFTER EXCHANGE ATSF GROWTH PORTFOLIO:
---------------------------------- -----------------------------------------------------
Management Fees                    0.75% of the portfolio's average daily net assets
---------------------------------- -----------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- -----------------------------------------------------
Other Expenses                     0.11%
---------------------------------- -----------------------------------------------------
Total annual Portfolio operating
expenses                           0.86%
---------------------------------- -----------------------------------------------------

            Small Company Portfolio and ATSF Small Company Portfolio
                     (for the year ended December 31, 2000)

SMALL COMPANY PORTFOLIO:
---------------------------------- ----------------------------------------------------
Management fees                    0.85% of the portfolio's average daily net assets
---------------------------------- ----------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- ----------------------------------------------------
Other expenses                     0.35%
---------------------------------- ----------------------------------------------------
Total annual portfolio operating
expenses*                          1.20%
---------------------------------- ----------------------------------------------------

* TIMCO has agreed to waive part of its management fee or reimburse other operating expenses so that annual total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 1.20%. The fee waiver and expense assumptions [will continue through 2002 but thereafter] may be terminated at any time without notice.

PRO FORMA AFTER EXCHANGE ATSF SMALL COMPANY PORTFOLIO:
---------------------------------- -----------------------------------------------------
Management Fees                    0.85% of the portfolio's average daily net assets
---------------------------------- -----------------------------------------------------
Distribution and service (12b-1
fees)                              NONE
---------------------------------- -----------------------------------------------------
Other Expenses                     0.35%
---------------------------------- -----------------------------------------------------
Total annual Portfolio operating
expenses                           1.20%
---------------------------------- -----------------------------------------------------

Example: This example helps investors compare the cost of investing in the Portfolios and Acquiring Portfolios with the cost of investing in other mutual funds. The example assumes:

     o    you invest $10,000;

     o    you sell all of your shares at the end of the period;

     o    your investment has a 5% return each year; and

     o each portfolio's operating expenses are not waived and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

------------------------------------------- --------------- ----------- ------------- -----------
                                                1 Year       3 Years      5 Years      10 Years
------------------------------------------- --------------- ----------- ------------- -----------
Money Market Portfolio                           $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------
ATSF Money Market Portfolio                      $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------
Growth Portfolio                                 $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------
ATSF Growth Portfolio*                           $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------
Small Company Portfolio                          $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------
ATSF Small Company Portfolio*                    $[ ]          $[ ]         $[ ]         $[ ]
------------------------------------------- --------------- ----------- ------------- -----------

* The management fee and operating expenses used to calculate the examples for the ATSF Growth and Small Company Portfolios are assumed to be the same as those for the Growth and Small Company Portfolio, respectively.

The fees and charges reflected in the table above do not include fees and charges imposed by variable contracts issued by Transamerica and its separate accounts with interests in the Portfolios.

Management Fees

Money Market Portfolio and ATSF Money Market Portfolio. The current investment advisory fee for the Money Market Portfolio is 0.35% of the portfolio's average daily net assets. For the year ended December 31, 2000, TIMCO waived all of the investment advisory fees payable ($______).

The current investment advisory fee for the ATSF Money Market Portfolio is 0.40% of the portfolio's average daily net assets. After the Exchange occurs, this fee will be reduced to 0.35% of the portfolio's average daily net assets. For the year ended December 31, 2000, ATF Advisers received all of the investment advisory fees payable, in an amount of $1,137,891.

Growth Portfolio and ATSF Growth Portfolio. The current investment advisory fee for the Growth Portfolio is 0.75% of the portfolio's average daily net assets. For the year ended December 31, 2000, TIMCO waived part of the investment advisory fees payable, receiving $2,018,348.

ATF Advisers did not receive investment advisory fees from the ATSF Growth Portfolio for the year ended December 31, 2000 because the portfolio was not operational in 2000. As the investment advisory fee for the ATSF Growth Portfolio will be the same as that of the Growth Portfolio, if the investment advisory fee for the ATSF Growth Portfolio had been in effect for the year ended December 31, 2000, the ATSF Growth Portfolio would have paid ATF Advisers the same amount as that paid by the Growth Portfolio (which was $2,018,348).

Small Company Portfolio and ATSF Small Company Portfolio. The current investment advisory fee for the Small Company Portfolio is 0.85% of the portfolio's average daily net assets. For the year ended December 31, 2000, TIMCO did not receive investment advisory fees from the Small Company Portfolio, because the portfolio was not operational in 2000.

ATF Advisers did not receive investment advisory fees from the ATSF Small Company Portfolio for the year ended December 31, 2000 because the portfolio was not operational in 2000. The investment advisory fee for the ATSF Small Company Portfolio will be the same as that of the Small Company Portfolio.

Past Performance

Total returns do not reflect charges or deductions under the policies or annuity contracts, which would lower investment performance.

[Need to add the Bar Charts and Total Returns from Form N-1A for the Portfolios].

BOARD CONSIDERATION OF FEES. The Board reviewed the performance of the Portfolios, the asset base of the Portfolios and the fees. It considered a variety of alternatives potentially available to the Portfolios, including maintaining the status quo or liquidating the Portfolios.

The Board examined the nature, quality and scope of the services provided to the ATSF Money Market Portfolio by ATF Advisers and the services provided to the Portfolios by TIMCO. They considered that the larger asset base of and reduction in the fee structure for the ATSF Money Market Portfolio might result in savings for Policyowners of the TVIF Money Market Portfolio. The Board also reviewed the current fee structure for the TVIF Money Market Portfolio.

TAX CONSEQUENCES FOR POLICYOWNERS. Sutherland Asbill & Brennan LLP, counsel to ATSF, will issue an opinion (based on certain assumptions), as described below, as of the effective date of the Exchange to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the variable Policyowners and that neither the variable Policyowners, the Portfolios, the Acquiring Portfolios, nor their respective shareholders will incur any federal income tax liability as a result of the transaction.

DIVIDENDS, DISTRIBUTIONS AND TAXES. The ATSF Money Market Portfolio qualified for its year ended December 31, 2000 as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Acquiring Portfolio intends to so qualify each year. As a result of qualifying as a regulated investment company, each Acquiring Portfolio will not be subject to federal income tax to the extent that that Acquiring Portfolio distributes its net investment income and net realized capital gains. All income and capital gain distributions are automatically reinvested in gross income of the separate accounts holding such shares to the extent required by the Code.

ATSF intends to pay out all of each of the Acquiring Portfolio's net investment income and net realized capital gains for each year. Each Acquiring Portfolio normally pays dividends and distributes capital gain, if any, annually, with distributions mostly from net capital gains.

EXCHANGE PRIVILEGES. Exchange privileges for portfolios in the ATSF family are generally the same as the exchange privileges for portfolios in the TVIF family.You can exchange one or more of your portfolios in the ATSF family for another portfolio offered by your product up to [12] times per year without incurring a fee. Please review the prospectus for the product that you have chosen for your exchange privileges.

PURCHASES AND REDEMPTIONS. [Purchase, redemption, and valuation procedures for the ATSF family are generally the same as the purchase, redemption, and valuation procedures for the TVIF family.] Shares of the Acquiring Portfolios are offered continuously, without any sales charge, at prices equal to their net asset value. Shares are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received. Depending upon the net asset value at the time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed is made as soon as possible, but in any event within seven days after receipt of a request for redemption.

The net asset value of each Acquiring Portfolio's shares is the value of its assets minus its liabilities. Each Acquiring Portfolio calculates its net asset value every day the New York Stock Exchange ("NYSE") is open, when regular trading closes on the NYSE (normally 4:00 p.m., Eastern Time.)

Each Acquiring Portfolio generally values its securities based on market prices or quotations. Each Acquiring Portfolio's currency conversions, if any, will be done as of the close of the London stock market, which is 12 p.m. Eastern Time. When market prices are not available, or when ATSF believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, each Acquiring Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Directors. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio that uses market quotations to price the same securities. International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by an Acquiring Portfolio, if any, could change on days when an insurance company separate account or a qualified plan cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

INVESTMENT ADVISER. The investment adviser for the Portfolios is Transamerica Investment Management, LLC ("TIMCO"), located at 1150 South Olive Street, Los Angeles, California 90015. Currently, Transamerica Investment Services, Inc. ("TIS") is the sub-adviser for the Portfolios. The investment adviser for the Acquiring Portfolios is AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Acquiring Portfolios will retain TIMCO as sub-adviser following the Exchange. Management has proposed the Exchange due to internal reorganizations and reallocations of personnel and resources that will be occurring at TIMCO and TIS as a result of a desire to increase efficiency, economies of scale, and other benefits that can be passed on to shareholders.

TIMCO is controlled by TIS. TIMCO manages $9 billion in mutual funds, separate accounts and pension assets, previously managed by TIS. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group. TIS has provided investment advisory services to investment companies since 1968 and to Transamerica Corporation and affiliated life insurance companies since 1981. For its services, TIMCO is paid an advisory fee based on the average daily net assets of the Portfolio, and TIMCO pays sub-advisers for services rendered to any portfolio of TVIF.

ATF Advisers has served as an investment adviser since 1997 (prior to that date, WRL served as investment adviser). ATF Advisers hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser in the ATSF family. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the portfolios. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each portfolio, and is paid per the terms of the Investment Advisory Agreements.

ATF Advisers is a wholly owned direct subsidiary of AUSA Holding Company ("AUSA"). AUSA is a holding company that is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands Corporation and publicly traded international insurance group.

PORTFOLIO MANAGEMENT. The Acquiring Portfolio will be managed by the same team as manage the Portfolio prior to the Exchange. The Portfolio is managed by a team of expert managers and analysts headed by team leaders. The team leaders have primary responsibility for the day-to-day decisions related to their portfolios. They are supported by the entire group of managers and analysts. The transactions and performance of each Portfolio is reviewed by TIMCO's senior officers.

Each Acquiring Portfolio will be managed by a team of portfolio managers and analysts. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for each Acquiring Portfolio as directed by that Portfolio's investment objection, restrictions, strategies and policies.

BOARD MEMBERS. The Portfolios' Board is composed of four members. Gary U. Rolle serves as President and Chairman. Mr. Rolle is an affiliated person. The other Board members are "disinterested persons" as defined by the 1940 Act. The remaining "disinterested" Board members are John C. Strauss, James H. Garrity, and Peter J. Sodini. E. Lake Setzler serves as Treasurer.

The Acquiring Portfolios' Board is composed of nine members. John R. Kenney serves as Chairman and Chief Executive Officer. Mr. Kenney is an affiliated person of ATSF and related entities. Patrick S. Baird, also an affiliated person, serves as Director and President of ATSF. The remaining Board members are "disinterested persons" as defined by the 1940 Act. Peter R. Brown serves as Vice Chairman. The remaining "disinterested" Board members are Russell Kimball, Daniel Calabria, Charles Harris, William Short, Jr., Janice B. Case and Leo Hill.

Neither Board is required to hold annual meetings to elect Directors. A description of the Directors is set forth in the respective Statement of Additional Information for TVIF and ATSF.

CAPITALIZATION. Because each Portfolio will be combined with the applicable Acquiring Portfolio in the Exchange, the total capitalization of the ATSF Money Market Portfolio after the Exchange is expected to be greater than the current capitalization of the Money Market Portfolio alone, and the total capitalization of each of the ATSF Growth Portfolio and ATSF Small Company Portfolio is expected to equal the capitalization of the Growth Portfolio and Small Company Portfolio, respectively, at the time of the Exchange.

The following table sets forth as of June 30, 2001 (1) the capitalization of each Portfolio's shares; (2) the capitalization of each Acquiring Portfolio's shares; and (3) the pro forma capitalization of each Acquiring Portfolio's shares, as adjusted showing the effect of the Exchange had it occurred on such date. There is, of course, no assurance that the Exchange will be consummated. Moreover, if consummated, the capitalization of each Acquiring Portfolio is likely to be different on the closing date, based on assets and shares outstanding as of June 30, 2001, as a result of fluctuations in the value of portfolio securities of each portfolio and daily share purchase and redemption activity of each portfolio.

--------------------------- -------------------------- -------------------------- --------------------------
                             Money Market Portfolio        ATSF Money Market      Pro Forma After Exchange
                                     Shares              Portfolio Shares (in         ATSF Money Market
                                 (in thousands)               thousands)          Portfolio (in thousands)
--------------------------- -------------------------- -------------------------- --------------------------
Total net assets                   $24,861,132                 $337,859                  $25,198,991
--------------------------- -------------------------- -------------------------- --------------------------
Shares outstanding                 24,861,132                   337,859                   25,198,991
--------------------------- -------------------------- -------------------------- --------------------------

--------------------------- -------------------------- -------------------------- --------------------------
                             Growth Portfolio Shares     ATSF Growth Portfolio    Pro Forma After Exchange
                                 (in thousands)          Shares (in thousands)      ATSF Growth Portfolio
                                                                                       (in thousands)
--------------------------- -------------------------- -------------------------- --------------------------
Total net assets                  $245,780,835                   N.A.                   $245,780,835
--------------------------- -------------------------- -------------------------- --------------------------
Shares outstanding                 12,686,833                    N.A.                    12,686,833
--------------------------- -------------------------- -------------------------- --------------------------

--------------------------- -------------------------- -------------------------- --------------------------
                             Small Company Portfolio      ATSF Small Company      Pro Forma After Exchange
                                     Shares              Portfolio Shares (in        ATSF Small Company
                                 (in thousands)               thousands)          Portfolio (in thousands)
--------------------------- -------------------------- -------------------------- --------------------------
Total net assets                    $901,344                     N.A.                     $901,344
--------------------------- -------------------------- -------------------------- --------------------------
Shares outstanding                   88,363                      N.A.                      88,363
--------------------------- -------------------------- -------------------------- --------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Portfolios and the Acquiring Portfolios distribute to their shareholders net investment income and any net realized short-term capital gains annually, and net realized long-term capital gains, if any, annually. Such dividends and distributions are automatically reinvested in the applicable Portfolio or Acquiring Portfolio shares at net asset value, unless the shareholder requests cash. See "Distributions and Taxes" in the ATSF SAI and "Income, Dividends and Capital Gains Distributions" in the TVIF Prospectus.

SHAREHOLDER RIGHTS. Both of the Acquiring Portfolios and the Portfolios are series of Maryland corporations, and, thus, their shareholders have the same rights, privileges, restrictions and limitations as to dividends due such series under Maryland law. Accordingly, shareholders of TVIF and ATSF generally have the same shareholder rights. Neither TVIF nor ATSF are required to hold annual meetings of shareholders and neither has any current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, each of TVIF and ATSF is required to hold a shareholders' meetings if, among other reasons, the number of directors elected by shareholders is less than a majority of the total number of directors, or if either corporation desires to change any portfolio's fundamental investment policies.

                            REASONS FOR THE EXCHANGE

The Board has determined that it would be in the best interest of the Money Market Portfolio, Growth Portfolio, and Small Company Portfolio and their shareholders if the Exchange occurred. The Money Market Portfolio and the ATSF Money Market Portfolio have a substantially similar investment objective and similar management policies; it is expected that the Exchange involving the ATSF Money Market Portfolio will result in a larger asset base, which in turn is expected to provide expense reductions for its shareholders. Further, the investment objectives, policies, restrictions and risks for the ATSF Growth and ATSF Small Company Portfolios will be identical in all material respects to those of the respective Growth and Small Company Portfolios.

The Board was advised that management had been reviewing the efficiencies and structures of the funds offered as investment options under insurance products sponsored by Transamerica. Management had been looking to the Exchange to help rationalize and focus the investment products available to policyowners purchasing these products. Management also was seeking the Exchange in the belief that more concentrated and streamlined operations could result in increased operational and administrative efficiencies and economies of scale for shareholders and, indirectly, the underlying policyowners.

In determining whether to recommend approval of the Exchange, the Board considered the following factors, among others: (1) the compatibility of each Acquiring Portfolio and corresponding Portfolio's investment objective and management policies; (2) the terms and conditions of the Exchange and whether the Exchange would result in dilution of shareholder interests; (3) expense ratios and information regarding the fees and expenses of each Acquiring Portfolio and the Portfolio, as well as the estimated expense ratio of the combined portfolios; (4) the tax consequences of the Exchange; and (5) the estimated costs to be incurred by the Acquiring Portfolios and the Portfolios as a result of the Exchange.

                         INFORMATION ABOUT THE EXCHANGE

PLAN OF EXCHANGE. The following summary of the Plan is qualified in its entirety by reference to the form of Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that each of the Acquiring Portfolios will acquire all of the assets of the corresponding Portfolio at net asset value, in exchange for Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the corresponding Portfolio's liabilities on April 30, 2002, or such later date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Portfolio shares to be issued to each Portfolio will be determined on the basis of the relative net asset values per share and aggregate net assets of the shares of each of the Acquiring Portfolios and the Portfolios, generally computed as of the close of regular trading on the floor of the NYSE (currently at 4:00 p.m., New York time) on the Closing Date.

Prior to the Closing Date, each Portfolio will declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to such Portfolio's shareholders all of the Portfolio's previously undistributed investment company taxable income, if any, for the fiscal period ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the fiscal period ending on or prior to the Closing Date, and all of its previously undistributed net capital gain realized in the fiscal period ending on or prior to the Closing Date (after reduction for any capital loss carry forwards).

As conveniently as practicable after the Closing Date, each Portfolio will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the shares received by it in the Exchange. Such distribution and liquidation will be accomplished by establishing accounts on the share records of the relevant Acquiring Portfolio in the name of each Portfolio shareholder, each account representing the respective pro rata number of Acquiring Portfolio shares due to the shareholder. After such distribution and the winding up of its affairs, each Portfolio will be dissolved.

The Plan may be amended at any time prior to the Closing Date. Each Portfolio will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Portfolios and the Acquiring Portfolios under the Plan are subject to various conditions, including approval by Portfolio shareholders holding the requisite number of Portfolio shares and the continuing accuracy of various representations and warranties of the Portfolios and the Acquiring Portfolios being confirmed by the respective parties. The Plan may be terminated at any time before the Closing Date by resolution of the applicable board with respect to a Portfolio or an Acquiring Portfolio. A termination will affect only the Exchange to which the terminating Portfolio(s) and Acquiring Portfolio(s) are parties.

The total expenses of the Exchange will be paid by ATF Advisers or its affiliates.

FEDERAL INCOME TAX CONSEQUENCES. The exchange of each Portfolio's assets for shares of the appropriate Acquiring Portfolio and the assumption by each such Acquiring Portfolio of the liabilities of the appropriate Portfolio is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Exchange, each Portfolio and Acquiring Portfolio will receive the opinion of Sutherland Asbill & Brennan LLP, counsel to the Portfolios and the Acquiring Portfolios, to the effect that on the basis of the existing provisions of the

Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, assumptions and representations, for Federal income tax purposes: (1) the transfer of all or substantially all of a Portfolio's assets to the appropriate Acquiring Portfolio in exchange for shares of such Acquiring Portfolio and the assumption by such Acquiring Portfolio of the Portfolio's liabilities will constitute a "reorganization" within the meaning of Section 368(a) of the Code; (2) no gain or loss will be recognized by an Acquiring Portfolio upon receipt of the appropriate Portfolio's assets solely in exchange for shares of such Acquiring Portfolio and the assumption by such Acquiring Portfolio of the liabilities of the appropriate Portfolio; (3) no gain or loss will be recognized by a Portfolio upon transfer of its assets to the appropriate Acquiring Portfolio in exchange for shares of such Acquiring Portfolio and the assumption by such Acquiring Portfolio of the Portfolio's liabilities or upon the distribution (whether actual or constructive) of the shares of such Acquiring Portfolio to Portfolio shareholders in exchange for their Portfolio shares; (4) no gain or loss will be recognized by the shareholders of a Portfolio upon the exchange of Portfolio shares for shares of the appropriate Acquiring Portfolio; (5) the aggregate tax basis of Acquiring Portfolio shares received by each Portfolio shareholder pursuant to the Exchange will be the same as the aggregate tax basis of Portfolio shares held by such shareholder immediately prior to the Exchange, and the holding period of Acquiring Portfolio shares received by a Portfolio shareholder will include the period during which Portfolio shares surrendered in exchange therefore were held by such shareholder (provided Portfolio shares were held as capital assets on the date of the Exchange); (6) the tax basis of Portfolio assets acquired by an Acquiring Portfolio will be the same as the tax basis of such assets to the Portfolio immediately prior to the Exchange, and the holding period of Portfolio assets in the hands of an Acquiring Portfolio will include the period during which those assets were held by the Portfolio; and (7) a Policyowner will not realize or recognize gain or loss as a result of the Exchange.

Neither any Portfolio nor any Acquiring Portfolio has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position. Portfolio shareholders should consult their tax advisors regarding the effect, if any, of the proposed Exchange in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Exchange, Portfolio shareholders also should consult their tax advisors as to state, local, and foreign tax consequences, if any, of the Exchange.

REQUIRED VOTE AND BOARD'S RECOMMENDATION

The Board has approved the Plan and the Exchange and has determined that (i) participation in the Exchange is in the best interest of the Portfolios and their shareholders and (ii) the interests of shareholders of the Portfolios should not be diluted as a result of the Exchange. Pursuant to the TVIF charter documents, an affirmative vote of a majority of each Portfolio's shares outstanding and entitled to vote is required to approve the Plan and the Exchange for each Portfolio.

           THE TVIF BOARD OF DIRECTORS, INCLUDING THE "NON-INTERESTED"
          DIRECTORS, RECOMMENDS THAT EACH PORTFOLIO'S SHAREHOLDERS VOTE
                  "FOR" APPROVAL OF THE PLAN AND THE EXCHANGE.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
                          AND THE ACQUIRING PORTFOLIOS

Information about the Portfolios and the Acquiring Portfolios is incorporated by reference into the Prospectus/Proxy Statement from: (1) the TVIF Prospectus dated May 1, 2001 (available upon request without charge) forming a part of its Registration Statement on Form N-1A (SEC File No. 33-99016), as amended, and (2) the ATSF Prospectus dated May 1, 2001 (attached hereto) forming a part of its Registration Statement on Form N-1A (SEC File No. 33-507), as amended.

The Portfolios and the Acquiring Portfolios are subject to the requirements of the 1940 Act, and file reports, proxy statements and other information with the SEC. These materials may be inspected and copied at the Public Reference Facilities of the SEC at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., at prescribed rates.

                               VOTING INSTRUCTIONS

Interest in the Contracts for which no timely instructions are received will be voted in proportion to the instructions that are received from other Policyowners. Transamerica will also vote any shares in separate accounts that it owns and which are not attributable to Contracts in the same proportion as determined for Policyowners.

If your voting instructions are properly submitted and returned by 5:00 p.m. April 15, 2002, in time to be voted at the Special Meeting, the shares of beneficial interest represented by the voting instruction form will be voted in accordance with the instructions provided. Transamerica will vote all the outstanding shares of TVIF at the Special Meeting based upon the voting instructions timely received from Policyowners. Unless instructions to the contrary are provided, your voting instruction form will be voted FOR the matters listed in the accompanying Notice of Special Meeting of Shareholders. Any Policyowner that has submitted its voting instruction has the right to revoke it at any time prior to 5:00 p.m. April 15, 2002, either by submitting a new voting instruction form, or by submitting a letter of revocation or a later-dated voting instruction form to TVIF at the above address.

For your convenience, you may submit your instructions by mail, by telephone, via the Internet or by facsimile. If providing instructions by mail, please indicate your instructions on the enclosed voting instruction form, date and sign the form, and mail it in the enclosed envelope which requires no postage if mailed in the United States, allowing sufficient time to be received by 5:00 p.m. April 15, 2002, in time to be voted at the Meeting on April 17, 2002 at 9:00 a.m. Pacific Time. To vote via the Internet, by telephone or by fax, please follow the enclosed instructions.

If you give your instructions via the Internet, by telephone or via facsimile, please do not also mail your voting instruction form. Please provide your instructions only one time, unless you later decide to change your instructions.

Solicitation. The principal solicitation of instructions will be by the mailing of this Prospectus/Proxy Statement on or about February 15, 2002, but instructions may also be solicited by telephone and/or in person by representatives of TVIF, its affiliates, and ALAMO Direct ("ALAMO"), a proxy services firm. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxy materials to their principals. The cost of the Special Meeting, including the preparation and mailing of the Notice, Prospectus/Proxy Statement and voting instruction form(s), and the solicitation of proxies, including reimbursement to broker-dealers and others who forward proxy materials to their clients, will be paid by ATF Advisers or its affiliate.

As the date of the Meeting approaches, certain Policyowners of the Portfolios may receive a call from a representative of TVIF, Transamerica, or ALAMO, if TVIF has not yet received their instructions. Authorization to permit the representative to execute the instruction form may be obtained from Policyowners by telephonic instructions. Voting instructions that are obtained telephonically in the solicitation process will be recorded in accordance with the procedures set forth below.

If a telephonic voting instruction is solicited by such representative, the representative is required to ask the Policyowner for such Policyowner's full name, address, social security or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the Policyowner has received the Prospectus/Proxy Statement in the mail. If the information solicited agrees with the information provided to the representative, then the representative has the responsibility to explain the process, read the proposal listed on the proxy card, and ask for the Policyowner's instructions on such proposal. Although the representative is permitted to answer questions about the solicitation process, it is not permitted to recommend to the Policyowner how to vote, other than to read the recommendation set forth in the Prospectus/Proxy Statement. The representative will record the Policyowner's instructions on the card. Within 72 hours, TVIF will send the Policyowner a letter or mailgram to confirm the Policyowner's vote and ask the Policyowner to call immediately if its instructions are not correct in the confirmation.

If a Policyowner wishes to participate at the Meeting, but does not wish to give voting instructions by telephone, such Policyowner may still submit the voting instruction form originally sent with the Prospectus/Proxy Statement by 5:00 p.m. April 15, 2002, in time to be voted at the Meeting. Any instruction given by a Policyowner, whether in writing, via the Internet or by telephone, is revocable. A Policyowner may revoke the accompanying voting instruction form or instructions given telephonically or via the Internet at any time before 5:00 p.m. April 15, 2002 by filing with TVIF a written revocation or duly executed form bearing a later date.

                        FINANCIAL STATEMENTS AND EXPERTS

The financial statements incorporated in this Prospectus/Proxy Statement by reference to the Annual Reports, as of December 31, 2000 and for each of the periods indicated, of TVIF and ATSF have been so incorporated in reliance on the report of Ernst & Young LLP (E&Y) and PricewaterhouseCoopers LLP (PwC), respectively, both independent certified public accountants and auditors, given on the authority of said firms as experts in auditing and accounting.

The financial statements incorporated in this Prospectus/Proxy Statement are also incorporated by reference to the unaudited Semi-Annual Reports, as of June 30, 2001, of TVIF and ATSF.

                                  OTHER MATTERS

The TVIF Directors are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

                                   LITIGATION

None of the Portfolios, Acquiring Portfolios, TVIF, or ATSF is involved in any litigation that would have any material adverse effect upon either the Portfolios or the Acquiring Portfolios.

It is important that you provide your instructions promptly. Therefore, Policyowners are urged to complete, date, sign and return the voting instruction form(s) in the enclosed, stamped envelope by 5:00 p.m. April 15, 2002, in time to be voted at the Meeting. Or if you prefer, provide your instructions by telephone, via the Internet or by facsimile by following the enclosed instructions.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated October 30, 2001 (the "Agreement") between Transamerica Variable Insurance Fund, Inc., a Maryland corporation ("TVIF"), on behalf of the Money Market Portfolio of TVIF (the "Portfolio"), and AEGON/Transamerica Series Fund, Inc., a Maryland Corporation ("ATSF"), on behalf of J.P. Morgan Money Market Portfolio (to be renamed the Portfolio) of ATSF (the "Acquiring Portfolio"). This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of
Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets and certain stated liabilities of the Portfolio in exchange solely for shares of the Acquiring Portfolio and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Portfolio shares to the shareholders of the Portfolio in liquidation of the Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, both the Portfolio and the Acquiring Portfolio are registered, diversified, open-end management investment companies, and the Portfolio owns securities which are assets of the character in which the Acquiring Portfolio is permitted to invest; [NOTE: the following clause applies only to the Growth and Small Company portfolio transactions.] [WHEREAS, the Acquiring Portfolio was recently created for the sole purpose of acquiring the assets and certain liabilities of the Portfolio, on the terms set forth herein.] WHEREAS, TVIF is authorized to issue shares of the Portfolio to certain insurance companies and their separate accounts as the underlying investment medium for owners of variable life insurance policies and variable annuity contracts; WHEREAS, ATSF is authorized to issues shares of the Acquiring Portfolio to certain insurance companies and their separate accounts as the underlying investment medium for owners of variable life insurance policies and variable annuity contracts; WHEREAS, the Board of Directors of ATSF has determined that the exchange of all of the assets of the Portfolio and certain stated liabilities of the Portfolio for shares of the Acquiring Portfolio and the assumption of such stated liabilities is in the best interest of the Acquiring Portfolio's Policyowners and that the interests of the Acquiring Portfolio's existing shareholders would not be diluted as a result of this transaction; and WHEREAS, the Board of Directors of TVIF has determined that the exchange of all of the assets and certain stated liabilities of the Portfolio for shares of the Acquiring Portfolio and the assumption of such stated liabilities is in the best interest of the Portfolio's shareholders and that the interests of the Portfolio's existing shareholders would not be diluted as a result of the transaction: NOW THEREFORE, in consideration of the premises and covenants and agreements hereinafter set forth, the parties agree as follows:

1. TRANSFER OF ASSETS OF THE PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND ASSUMPTION OF STATED PORTFOLIO LIABILITIES AND LIQUIDATION OF THE PORTFOLIO.

     1.1 Subject to the terms and conditions contained herein, the Portfolio agrees to assign, transfer and convey to the Acquiring Portfolio all of the assets of the Portfolio, including all securities and cash (subject to certain stated liabilities), and the Acquiring Portfolio agrees in exchange therefor (i) to deliver to the Portfolio the number of Acquiring Portfolio shares, including fractional Acquiring Portfolio shares, determined as set forth in Section 2; and (ii) to assume certain stated liabilities of the Portfolio, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") on the closing date ("Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Portfolio shares, the Acquiring Portfolio shall credit the Acquiring Portfolio shares to the Portfolio's account on the books of the Acquiring Portfolio and shall deliver a confirmation thereof to the Portfolio.

     1.2 On or immediately prior to the Closing Date, the Portfolio will (i) endeavor to discharge all of its known liabilities and obligations existing as of such time, and (ii) declare and pay to its shareholders of record dividends and/or other distributions such that the provisions of paragraph 8.5 of this Agreement are satisfied. The Acquiring Portfolio shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Portfolio prepared by ATSF, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Portfolio shall assume only those liabilities of the Portfolio reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

     1.3 Delivery of the assets of the Portfolio to be transferred shall be made on the Closing Date and shall be delivered to Investors Bank and Trust ("IBT"), the ATSF custodian (the "Custodian"), for the account of the Acquiring Portfolio, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Portfolio free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Portfolio.

     1.4 The Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Portfolio hereunder. The Portfolio will transfer to the Acquiring Portfolio any distributions, rights or other assets received by the Portfolio after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Portfolio on the Closing Date and shall not be separately valued.

     1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Portfolio will liquidate and distribute pro rata to the Portfolio's shareholders of record, determined as of the close of business on the Closing Date, Acquiring Portfolio shares received by the Portfolio pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the applicable Acquiring Portfolio shares then credited to the account of the Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Portfolio's shareholders and representing the respective pro rata number of the applicable Acquiring Portfolio shares due such shareholders. All issued and outstanding shares of the Portfolio simultaneously will be canceled on the books of the Portfolio.

     1.6 Ownership of Acquiring Portfolio shares will be shown on the books of the Acquiring Portfolio's transfer agent. Shares of the Acquiring Portfolio will be issued in the manner described in the ATSF current prospectus and statement of additional information.

     1.7 Any transfer taxes payable upon issuance of the Acquiring Portfolio shares in a name other than the registered holder of the Acquiring Portfolio shares on the books of the Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio shares are to be issued and transferred.

     1.8 Any reporting responsibility of the Portfolio is and shall remain the responsibility of the Portfolio up to and including the Closing Date and such later date on which the Portfolio is dissolved.

     2.   VALUATION.

     2.1 The value of the Portfolio's assets to be acquired by the Acquiring Portfolio hereunder shall be the net asset value of such assets computed as of the close of trading on the floor of the New York Stock Exchange (currently, 4:00 p.m., New York time), except that options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures adopted in accordance with the TVIF Articles of Incorporation, as amended (the "TVIF Charter"), and set forth in the then-current prospectus or statement of additional information. In no event shall the same security held by both the Portfolio and the Acquiring Portfolio be valued at different prices.

     2.2 The net asset value of an Acquiring Portfolio share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures adopted in accordance with the ATSF Articles of Incorporation, as amended (the "ATSF Charter"), and set forth in the then-current prospectus or statement of additional information.

     2.3 The number of Acquiring Portfolio shares to be issued (including fractional shares, if any) in exchange for the Portfolio's net assets shall be determined by dividing the value of the net assets of the Portfolio determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Portfolio share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made in accordance with the regular practices of the Portfolio or the Acquiring Portfolio, as the case may be.

     3.   CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be April 30, 2002 or such other date as the parties may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 PM., Eastern time, at the offices of ATSF, 570 Carillon Parkway, St. Petersburg, Florida 33716 or such other time and/or place as the parties may mutually agree.

     3.2 The Portfolio shall instruct the Custodian to deliver at the Closing a certificate of an authorized officer stating that: (a) the Portfolio's portfolio securities, cash and any other assets have been delivered immediately following the closing and will conform to such information on the Portfolio's books immediately before the closing; and (b) all necessary taxes including all applicable stock transfer stamps have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

     3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Portfolio shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Portfolio is impracticable, the Closing

          Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 The Portfolio shall instruct the transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Portfolio's shareholders and the number and percentage ownership of outstanding shares, respectively, owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio shares to be credited on the Closing Date to the Secretary of the Portfolio, or provide evidence satisfactory to the Portfolio that such Acquiring Portfolio shares have been credited to the Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

     4.   REPRESENTATIONS AND WARRANTIES.

     4.1 The Portfolio represents and warrants to the Acquiring Portfolio as follows:

          (a) The Portfolio is a diversified series of TVIF, a corporation duly organized and validly existing under the laws of the State of Maryland, which has power to own all of its properties and assets and, subject to approval of the shareholders of the Portfolio, to carry out its obligations under this Agreement.

          (b) TVIF is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the TVIF Charter, or its Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Portfolio is a party or by which it is bound.

          (d) The Portfolio has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Portfolio or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (f) The Statement of Assets and Liabilities of the Portfolio for the six-month period ended June 30, 2001, delivered to the shareholders of the Portfolio (copies of which have been furnished to the Acquiring Portfolio) were prepared in accordance with generally accepted accounting principles, consistently applied, and such statements fairly reflect the financial condition of the Portfolio as of such date.

          (g) Since June 30, 2001, there has been no material adverse change in the Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except for such matters as will be disclosed on the statement of assets and liabilities referred to in Section 1.2 hereof.

          (h) All Federal and other tax returns and reports of the Portfolio required by law to have been filed prior to the date hereof have been filed (and all such returns and reports required to be filed prior to Closing will be filed), and all Federal and other taxes have been (or, prior to Closing, will be) paid so far as due, or provision shall have been made on the Portfolio's financial statements for the payment thereof. No such return is currently under audit and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operations, the portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

          (j) All issued and outstanding shares of the Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Portfolio shares, nor is there outstanding any security convertible into any of the Portfolio shares.

          (k) The Portfolio will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

          (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Portfolio's Board of Directors and, subject to the approval of shareholders of the Portfolio, this Agreement constitutes the valid and legally binding obligation of the Portfolio, enforceable against it in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

          (m) Insofar as the statements or omissions referred to below relate to the Portfolio, the Registration Statement referred to in paragraph 5.5 (which shall include without limitation a proxy statement of the Portfolio (the "Proxy Statement") and, subject to Section 5.5, a prospectus of the Acquiring Portfolio relating to the transactions contemplated hereby), will not, on the effective date of the Registration Statement and on the Closing Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement included in the Registration Statement made in reliance on and in conformity with information that was furnished by the Portfolio for use therein.

     4.2  The Acquiring Portfolio represents and warrants as follows:

          (a) The Acquiring Portfolio is a diversified series of ATSF, a corporation duly organized and validly existing under the laws of the State of Maryland, which has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

          (b) ATSF is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) The current prospectus and statement of additional information of the Acquiring Portfolio conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

          (d) The Acquiring Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the ATSF Charter, the ATSF Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Portfolio is a party or by which it is bound.

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Portfolio or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (f) The Statement of Assets and Liabilities of the Acquiring Portfolio for the period ending June 30, 2001 delivered to the shareholders of the Acquired Portfolio (copies of which have been furnished to the Portfolio) were prepared in accordance with generally accepted accounting principles, consistently applied, and such statements fairly reflect the financial condition of the Acquiring Portfolio as of such date.

          (g) Since June 30, 2001, there has been no material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 4.2(f) hereof.

          (h) All Federal and other tax returns and reports of the Acquiring Portfolio required by law to be filed prior to the date hereof have been filed (and all such returns reports required to be filed prior to Closing will be filed) and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision have been (or, prior to Closing, will be) made on the Acquiring Portfolio's financial statements for the payment thereof. No such return is under audit and no assessment has been asserted with respect to such return.

          (i) For each fiscal year of its operation, the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

          (j) All issued and outstanding shares of the Acquiring Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Portfolio's shares, nor is there outstanding any security convertible into any Acquiring Portfolio shares. When issued as contemplated by this Agreement, the shares of the Acquiring Portfolio to be received by the Portfolio will be duly and validly issued and outstanding, fully-paid and non-assessable.

          (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Portfolio's Board of Directors and constitutes a valid and legally binding obligation of the Acquiring Portfolio enforceable against it in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

          (l) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5, except as it relates to information that has been furnished by the Portfolio, will not, on the effective date of the Registration Statement and on the Closing Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     5.   COVENANTS OF THE ACQUIRING PORTFOLIO AND THE PORTFOLIO.

     5.1 The Acquiring Portfolio and the Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions.

     5.2 The Portfolio will call a meeting of Portfolio shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Subject to the provisions of this Agreement, the Acquiring Portfolio and the Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Portfolio shall furnish the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Portfolio for Federal income tax purposes which will be carried over to the Acquiring Portfolio as a result of Section 381 of the Code and which will be certified by the Portfolio's President or its Vice President and Treasurer.

     5.5 The Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of the Proxy Statement referred to in paragraph 4.1(m) (and all of which shall be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement")), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Portfolio shareholders to consider approval of this Agreement and the transactions contemplated herein. Notwithstanding the foregoing, the parties acknowledge that, while the Registration Statement will include a Proxy Statement of the Portfolio, the Acquiring Portfolio may, to the extent permitted by applicable law, register and issue the shares of the Acquiring Portfolio under a separate registration statement on Form N-1A. As used herein, the term "Registration Statement" shall, where applicable, be deemed to include any such registration statement on Form N-1A.

     5.6 The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO.

     The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject to the performance by the Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of the Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Portfolio shall have delivered to the Acquiring Portfolio a statement of the Portfolio's assets and liabilities, together with a list of the Portfolio's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Portfolio.

     6.3 The Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by the TVIF President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Portfolio, to the effect that the representations and warranties of the Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request.

     6.4 The Portfolio shall have delivered an opinion of legal counsel reasonably acceptable to the Acquiring Portfolio, dated as of the Closing Date, substantially in the form of Schedule 6.4 attached hereto.

     7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PORTFOLIO.

     The obligations of the Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquiring Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 The Acquiring Portfolio shall have delivered to the Portfolio on the Closing Date a certificate executed in its name by the ATSF President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Portfolio, to the effect that the representations and warranties of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request.

     7.3 The Acquiring Portfolio shall have delivered an opinion of legal counsel reasonably acceptable to the Portfolio, dated as of the Closing Date, substantially in the form of Schedule 7.3 attached hereto.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE PORTFOLIO.

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Portfolio or the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Portfolio in accordance with applicable law and the provisions of the Portfolio's Charter.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Portfolio or the Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Portfolio, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Portfolio shall have declared a dividend or dividends which, together with all previous dividends shall have the effect of distributing to the Portfolio's shareholders all of the Portfolio's investment company taxable income for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain realized in all taxable years or periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

     8.6 The parties shall have received an opinion of Sutherland Asbill & Brennan LLP substantially to the effect that for Federal income tax purposes:

          (a) The transfer of all or substantially all of the Portfolio's assets in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of stated liabilities of the Portfolio will constitute a "reorganization" within the meaning of Section 368(a) of the Code; (b) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Portfolio solely in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of stated liabilities of the Portfolio; (c) No gain or loss will be recognized by the Portfolio upon the transfer of the Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of stated liabilities of the Portfolio or upon the distribution (whether actual or constructive) of the Acquiring Portfolio shares to Portfolio shareholders in exchange for their shares of the Portfolio; (d) No gain or loss will be recognized by Portfolio shareholders upon the exchange of their Portfolio shares for the Acquiring Portfolio shares; (e) The aggregate tax basis for the Acquiring Portfolio shares received by each of the Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares to be received by each Portfolio shareholder will include the period during which the Portfolio shares exchanged therefor were held by such shareholder (provided the Portfolio shares were held as capital assets on the date of the Reorganization); (f) The tax basis of the Portfolio assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Portfolio; and (g) The Policyowners will not recognize any gain or loss as a result of the Reorganization.

     9.   TERMINATION OF AGREEMENT; AMENDMENTS.

     9.1 This Agreement and the transaction contemplated hereby may be terminated and abandoned by resolution of the Board of the Portfolio or of the Acquiring Portfolio, as the case may be, at any time prior to the Closing Date (and notwithstanding any shareholder vote) if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable.

     9.2 If this Agreement is terminated and the transaction contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the directors, officers or shareholders of the Acquiring Portfolio or of the Portfolio, as the case may be, in respect of this Agreement; in such event, AEGON/Transamerica Fund Advisers, Inc. ("Fund Advisers") will pay all costs and expenses incurred by the parties hereto to the extent that such costs and expenses relate solely to the transactions contemplated hereby.

     9.3 This Agreement may be amended, modified or supplemented in writing at any time by mutual written consent of the parties hereto, notwithstanding approval of the transactions contemplated hereby by shareholders of the Portfolio; provided however, that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

     10.  WAIVER.

     At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Portfolio or of the Acquiring Portfolio if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Portfolio or of the Acquiring Portfolio, as the case may be.

     11.  MISCELLANEOUS.

     11.1 Fund Advisers will pay all costs and expenses incurred by the parties hereto to the extent that such costs and expenses relate solely to the transactions contemplated hereby. The Portfolio and Acquiring Portfolio each represents and warrants to the other party that there are no brokers or finders or other entities entitled to receive any payments in connection with the transactions contemplated hereby.

     11.2 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

     11.3 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing satisfying the conditions of paragraph 9.3.

     11.4 This Agreement shall be governed and construed in accordance with the internal laws of the State of Maryland, without giving effect to principles of conflict of laws.

     11.5 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     11.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, the Acquiring Portfolio and the Portfolio have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                        AEGON/Transamerica Series Fund, Inc. on behalf of:
                        J.P. Morgan Money Market Portfolio FUND

                        By:  /s/ John R. Kenney
                             ---------------------------------
                                 John R. Kenney
                                 Chairman and Chief Executive Officer


ATTEST: /s/ John K. Carter
        --------------------
         John K. Carter, Esq.
         Secretary

                        Transamerica Variable Insurance Fund, Inc. on behalf of:
                        Money Market Portfolio


                        By:  ___________________________________
                                 [Name]
                                 [Position]


ATTEST:  __________________


ACKNOWLEDGED AND AGREED

By its signature below, the undersigned AEGON/Transamerica Fund Advisers, Inc. does hereby acknowledge and agree to be bound by the terms of paragraph 9.2 and the first sentence of paragraph 11.1 of this Agreement.


                                 AEGON/Transamerica Fund Advisers, Inc.



                                 By:  ___________________________________
                                        [Name]
                                        [Position]


ATTEST:  __________________

                                   EXHIBIT 6.4

                   Content of Opinion of Counsel to Portfolio

The opinion to be delivered pursuant to paragraph 6.4 of the Agreement shall include a favorable opinion to the following effect:

1. TVIF is duly organized and validly existing under the laws of the State of Maryland with all requisite corporate power to own all of its properties and assets and to enter into the Agreement;

2. The Portfolio has been duly designated as a series of TVIF;

3. TVIF is registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration;

4. The Agreement has been duly authorized, executed and delivered by TVIF, on behalf of the Portfolio, and, assuming due authorization, execution and delivery of the Agreement by ATSF, on behalf of the Acquiring Portfolio, constitutes a valid and legally binding obligation of TVIF, on behalf of the Portfolio, enforceable against TVIF and/or the assets of the Portfolio in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

5. The execution and delivery of the Agreement did not, and the performance by TVIF, on behalf of the Portfolio, of its obligations thereunder will not, (i) violate the TVIF Charter or By-laws, (ii) result in a default or a breach of any agreement to which TVIF is a party that is material to the operation of the Portfolio; or (iii) violate or conflict with any applicable federal law or law of the State of Maryland.

6. All regulatory consents, authorizations and approvals required to be obtained by TVIF and/or the Portfolio under the federal laws of the United States and the laws of the State of Maryland for the consummation of the transactions contemplated by this Agreement have been obtained; and

7. Based solely on communications with representatives of TVIF, and without independent verification, such counsel is not aware of any litigation or any governmental proceeding instituted or threatened against TVIF that would be required to be disclosed in its Registration Statement on Form N-1A and is not so disclosed.

                                   EXHIBIT 7.3

              Content of Opinion of Counsel to Acquiring Portfolio

The opinion to be delivered pursuant to paragraph 7.3 of the Agreement shall include a favorable opinion to the following effect:

1. ATSF is duly organized and validly existing under the laws of the State of Maryland with all requisite corporate power to own all of its properties and assets and to enter into the Agreement;

2. The Acquiring Portfolio has been duly designated as a series of ATSF;

3. ATSF is registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration;

4. The Agreement has been duly authorized, executed and delivered by ATSF, on behalf of the Acquiring Portfolio, and, assuming due authorization, execution and delivery of the Agreement by TVIF, on behalf of the Portfolio, constitutes a valid and legally binding obligation of ATSF, on behalf of the Acquiring Portfolio, enforceable against ATSF and/or the assets of the Acquiring Portfolio in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

5. The execution and delivery of the Agreement did not, and the performance by ATSF, on behalf of the Acquiring Portfolio, of its obligations thereunder will not, (i) violate the ATSF Charter or By-laws, (ii) result in a default or a breach of any agreement to which ATSF is a party that is material to the operation of the Acquiring Portfolio, or (iii) violate or conflict with any applicable federal law or law of the State of Maryland;

6. All consents, authorizations and approvals required to be obtained by ATSF and/or the Acquiring Portfolio under the federal laws of the United States and the laws of the State of Maryland for the consummation of the transactions contemplated by this Agreement have been obtained; and

7. The shares of the Acquiring Portfolio to be distributed to the shareholders of the Portfolio under this Agreement have been duly authorized and, upon receipt of payment therefor in accordance with the terms of the Agreement, will be validly issued, fully-paid and non-assessable, free of any pre-emptive rights;

8. Based solely on communications with representatives of ATSF, and without independent verification, such counsel is not aware of any litigation or any governmental proceeding instituted or threatened against ATSF that would be required to be disclosed in its Registration Statement on Form N-1A and is not so disclosed.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                         Relating to the Acquisition by
     J.P. Morgan Money Market Portfolio, Growth Portfolio and Small Company
               Portfolio of AEGON/Transamerica Series Fund, Inc.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 1-800-851-9777

                                of the Assets of
      Money Market Portfolio, Growth Portfolio and Small Company Portfolio
                  of Transamerica Variable Insurance Fund, Inc.

                             Dated: January 31, 2002

This Statement of Additional Information, which is not a prospectus, supplements and should be read in connection with the Prospectus/Proxy Statement dated __________, relating specifically to the proposed transfer of all of the assets and liabilities of the Money Market Portfolio, Growth Portfolio and Small Company Portfolio of Transamerica Variable Insurance Fund, Inc. (the "Portfolios") in exchange for shares of the J.P. Morgan Money Market Portfolio, Growth Portfolio and Small Company Portfolio of AEGON/Transamerica Series Fund, Inc. (the "Acquiring Portfolios"). A copy of the Prospectus/Proxy Statement may be obtained by calling _____________ or by writing ___________________. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. The AEGON/Transamerica Series Fund, Inc. ("ATSF") Prospectus dated May 1, 2001 for the ATSF Money Market Portfolio accompanies the Prospectus/Proxy Statement.

Each of the following documents is incorporated herein by reference.

1. The ATSF Statement of Additional Information dated May 1, 2001 for the ATSF Money Market Portfolio.

2. The ATSF Annual Report dated December 31, 2000 (which does not include the ATSF Growth Portfolio and ATSF Small Company Portfolio, because they were not operational during the period covered by this report).

3. The ATSF Semi-Annual Report dated June 30, 2001 (which does not include the ATSF Growth Portfolio and ATSF Small Company Portfolio, because they were not operational during the period covered by this report).

4. The Transamerica Variable Insurance Fund, Inc. ("TVIF") Prospectus and Statement of Additional Information dated May 1, 2001.

5.   The TVIF Annual Report dated December 31, 2000.

6.   The TVIF Semi-Annual Report dated June 30, 2001.

                               GENERAL INFORMATION

This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of each of the Portfolios to the corresponding Acquiring Portfolio, in exchange for like shares of that Acquiring Portfolio (the "Exchange"). No pro forma financial statements are included as the net asset value of the Money Market Portfolio does not exceed ten percent (10%) of the Acquiring Money

Market Portfolio's net asset value as of December 20, 2001. Pursuant to the Exchange, the aggregate net asset value of each share issued by the Acquiring Funds will have an aggregate net asset value equal to the aggregate net asset value of the shares of each Portfolio that were outstanding immediately before the effective time of the Exchange.

After the transfer of substantially all of their assets and liabilities in exchange for the Acquiring Portfolios, the Portfolios will distribute such shares to their shareholders in liquidation of the Portfolios. Each shareholder owning shares of a Portfolio at the effective time of the Exchange will receive shares from the corresponding Acquiring Portfolio of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Exchange on shares of that Portfolio. Each Acquiring Portfolio will establish an account for each former shareholder of the corresponding Portfolio reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the Portfolios for each shareholder. Upon completion of the Reorganization with respect to the Portfolios, all outstanding shares of the Portfolios will have been redeemed and cancelled in exchange for shares distributed by the Acquiring Portfolios, and the Portfolios will wind up their affairs and be terminated as a series of TVIF under Maryland law.

For further information about the transaction, see the Prospectus/Proxy
Statement.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         Pro Forma financial information is not included as the assets of the TVIF Money Market Portfolio are less than 10% of the ATSF Money Market Portfolio.

         The unaudited pro forma information attached to this Statement of Additional Information as Exhibit A gives effect to the proposed transfer of substantially all of the assets and liabilities of the Portfolios to the Acquiring Portfolios as if such transfer had occurred as of December 31, 2000. In addition, the pro forma combined statements have been prepared based upon the fee and expense structure of the Acquiring Portfolios. The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Portfolios and the Acquiring Portfolios incorporated herein by reference in this Statement of Additional Information. The proposed transfer of the assets and liabilities of the Portfolios to the Acquiring Portfolios will be accounted for as a tax-free reorganization.

                                OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article VI of the Registrant's By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

1. (A) Articles of Incorporation of AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.). (2)

     (B) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (C) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (D) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (E) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (F) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (G) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

     (H) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (3)

     (I) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (3)

     (J) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (4)

     (K) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (5)

     (L) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (6)

     (M) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (7)

     (N) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (9)

     (O) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (10)

     (P) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (11)

     (Q) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (12)

     (R)  Articles Supplementary to Articles of Incorporation of
          AEGON/Transamerica Series Fund, Inc. (13)

     2.   Bylaws of AEGON/Transamerica Series Fund, Inc. (2)

     3.   Not applicable.

     4. Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

     5.   Not applicable.

     6.   (a) Investment Advisory Agreements

               (1) Investment Advisory Agreement on behalf of the Portfolios of the AEGON/Transamerica Series Fund, Inc. with
                    AEGON/Transamerica Fund Advisers, Inc. (7)

          (b)  Sub-Advisory Agreements

               (1) Sub-Advisory Agreement on behalf of J.P. Morgan Money Market of the Fund. (7)

               (2) Form of Sub-Advisory Agreement with Transamerica Investment Management, LLC on behalf of Growth Portfolio and Small Company Portfolio of the Fund.

     7.   Distribution Agreement. (7)

     8.   Director's Deferred Compensation Plan. (1)

     9.   Form of Custodian Agreement. (3)

     10.  Plan of Distribution. (17)

     11.  Opinion and Consent of John K. Carter is filed herewith.

     12. Opinion of Sutherland Asbill & Brennan LLP with respect to tax matters is to be filed by amendment.

     13.  Not Applicable.

     14. (a) Consent of PricewaterhouseCoopers, LLP is to be filed by amendment.

          (b) Consent of Ernst & Young LLP is filed herewith.

          (c) Consent of Sutherland Asbill & Brennan LLP

     15.  Not Applicable.

     16. Powers of Attorney for the Registrant are supported herein by reference to the Registrant's Registration Statement filed as Form N-1A.

     17.  (a) Form of voting instruction form is filed herewith.

          (b) The AEGON/Transamerica Series Fund, Inc. Annual Report, dated December 31, 2000. (15)

          (c) The AEGON/Transamerica Series Fund, Inc. Semi-Annual Report dated June 30, 2001. (16)

          (d) Prospectus and Statement of Additional Information of AEGON/Transamerica Series Fund, Inc., dated May 1, 2001, for the J.P. Morgan Money Market Portfolio. (13)

-------------------------

(1) Previously filed with Post-Effective Amendment No. 23 to Form N-1A for WRL Series Fund, Inc. dated April 19, 1996, File No. 33-507, and incorporated herein by reference.

(2) Previously filed with Post-Effective Amendment No. 25 to Form N-1A for WRL Series Fund, Inc. dated October 17, 1996, File No. 33-507, and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 26 to Form N-1A for WRL Series Fund, Inc. dated December 26, 1996, File No. 33-507, and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 28 to Form N-1A for WRL Series Fund Inc. dated April 24, 1997, File No. 33-507, and incorporated herein by reference.

(5) Previously filed with Post-Effective Amendment No. 31 to Form N-1A for WRL Series Fund, Inc. dated October 16, 1997, File No. 33-507, and incorporated herein by reference.

(6) Previously filed with Post-Effective Amendment No. 34 to Form N-1A for WRL Series Fund, Inc. dated April 22, 1998, File No. 33-507, and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 36 to Form N-1A for WRL Series Fund, Inc. dated April 27, 1999, File No. 33-507, and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 37 to Form N-1A for WRL Series Fund, Inc. dated February 16, 2000, File No. 33-507, and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 38 to Form N-1A for WRL Series Fund, Inc. dated April 28, 2000, File No. 33-507, and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 39 to Form N-1A for WRL Series Fund, Inc. dated June 16, 2000, File No. 33-507, and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 41 to Form N-1A for WRL Series Fund, Inc. dated September 15, 2000, File No. 33-507, and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 43 to Form N-1A for WRL Series Fund, Inc. dated February 15, 2001, File No. 33-507 and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 45 to Form N-1A for AEGON/Transamerica Series Fund, Inc. dated May 1, 2001, File No. 33-507 and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 46 to Form N-1A for AEGON/Transamerica Series Fund, Inc. dated May 2, 2001, File No. 33-507 and incorporated herein by reference.

(15) Previously filed on Form N-30D for WRL Series Fund, Inc. dated February 26, 2001, File No. 811-04419 and incorporated herein by reference.

(16) Previously filed on Form N-30D for AEGON/Transamerica Series Fund Inc. dated August 29, 2001, File No. 811-04419 and incorporated herein by reference.

(17) Previously filed with Post-Effective Amendment No. 29 to Form N-1A for WRL Series Fund, Inc. dated June 30, 1997, File No. 33-507 and incorporated herein by reference.



Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at the time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to add the opinion with respect to tax matters to this registration statement on or after the date of the Exchange and the resulting issuance of that opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and the State of Florida on the 28th day of December, 2001.

                                AEGON/Transamerica Series Fund, Inc.

                                /s/ John R. Kenney
                                ------------------
                                John R. Kenney

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

 /s/ John R. Kenney                                       December 28, 2001
-----------------------------------------
Chairman of the Board and President
John R. Kenney

 /s/ Patrick S. Baird                                     December 28, 2001
-----------------------------------------

Executive Vice President and Director
Patrick S. Baird

 /s/ Peter R. Brown                                       December 28, 2001
---------------------------------------

Vice Chairman - Peter R. Brown *

 /s/ Charles C. Harris                                    December 28, 2001
----------------------------------------

Director - Charles C. Harris*

 /s/ Russell A. Kimball, Jr.                              December 28, 2001
-------------------------------------

Director - Russell A. Kimball, Jr. *

 /s/ William W. Short, Jr.                                December 28, 2001
----------------------------------------

Director - William W. Short, Jr.

/s/ Janice B. Case                                        December 28, 2001
---------------------------

Director - Janice B. Case *

 /s/ Leo Hill                                             December 28, 2001
--------------------------

Director - Leo Hill

 /s/ Thomas R. Moriarty                                   December 28, 2001
--------------------------------------------

Treasurer and Principal Financial Officer
Thomas R. Moriarty

 /s/ Kim D. Day                                           December 28, 2001
---------------------------------------------
Vice President and
Principal Accounting Officer
Kim D. Day

/s/ John K. Carter
----------------------------------------
* Signed by John K. Carter
  as Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.                           Description

           6.(b)(2)     Form of Sub-Advisory Agreement with
                        Transamerica Investment Management, LLC on behalf of Growth Portfolio and Small Company Portfolio of the Fund.

           11.          Opinion and Consent of John K. Carter

           14. (b)      Consent of Ernst & Young LLP

           14. (c)      Consent of Sutherland Asbill & Brennan LLP

           17. (a)      Form of Voting Instruction Form